PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Cost of property and equipment held under finance lease	$ 142,305	$ 147,072
Accumulated depreciation and amortization of property and equipment held under finance lease	102,632	101,589
Depreciation and amortization expenses	$ 487,349	$ 482,574	$ 454,194